Contents of Significant Accounts - Reconciliation of Liabilities Arising from Financing Activities (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		$ 1,924,124		$ 11,057,132		$ 12,015,206
Cash Flows		(1,965,684)		(8,974,216)		(933,392)
Non-cash changes,Foreign exchange		41,560		(158,792)		(75,751)
Non-cash changes,Other	[1]	0		0		51,069
Ending Balance		0		1,924,124		11,057,132
Long-term loans (current portion included) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		36,624,907		33,066,106		33,902,074
Cash Flows		(18,816,259)		4,088,537		136,920
Non-cash changes,Foreign exchange		1,470,694		(529,736)		(972,888)
Non-cash changes,Other	[1]	0				0
Ending Balance		19,279,342		36,624,907		33,066,106
Bonds payable (current portion included) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		40,536,658		18,690,384		38,781,416
Cash Flows		(13,305,050)		23,703,692		(13,702,875)
Non-cash changes,Foreign exchange		0
Non-cash changes,Other	[1]	953,079	[2]	(1,857,418)	[2]	(6,388,157)	[3]
Ending Balance		28,184,687		40,536,658		18,690,384
Guarantee deposits (current portion included) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		14,369,769	[4]	235,992	[4]	296,694
Cash Flows		14,984,941		14,219,408		(59,819)
Non-cash changes,Foreign exchange		1,402,291		(85,631)		(883)
Non-cash changes,Other	[1]	0				0
Ending Balance	[4]	30,757,001		14,369,769		235,992
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		5,068,754		5,576,864		6,031,025
Cash Flows		(712,854)		(699,680)		(726,626)
Non-cash changes,Foreign exchange		153,406		(144,419)		(10,036)
Non-cash changes,Other	[1]	1,227,789	[5]	335,989		282,501
Ending Balance		5,737,095		5,068,754		5,576,864
Other financial liabilities - noncurrent [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	[6]	20,966,209		20,746,624		20,093,441
Cash Flows	[6]	0
Non-cash changes,Foreign exchange	[6]	306,902		(163,387)		281,219
Non-cash changes,Other	[1],[6]	176,376		382,972		371,964
Ending Balance	[6]	$ 21,449,487		$ 20,966,209		$ 20,746,624

[1]	Other non-cash changes mainly consisted of discount amortization measured by the effective interest method.
[2]	Please refer to Note 6(13) for the Company’s exchangeable bonds.
[3]	Other non-cash changes of bonds payable for the year ended December 31, 2020 mainly consisted of conversion of convertible bonds.
[4]	Guarantee deposits mainly consisted of deposits of capacity reservation.
[5]	Mainly due to the increase in land lease.
[6]	Please refer to Note 9(6) for more details on other financial liabilities.